Accounting policies - Basis of consolidation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Project Quasar Investments 2017 S.L.
Disclosure of associates [line items]
Ownership interest in associate	49.00%	49.00%